RELATED PARTY TRANSACTIONS (Details) CAD in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD
RELATED PARTY TRANSACTIONS
Outstanding receivables from affiliates					CAD 36	CAD 14
DCP Midstream, LLC
RELATED PARTY TRANSACTIONS
Revenue from Transportation and other services	$ 9	CAD 12	$ 14	CAD 19
Affiliated operating entities
RELATED PARTY TRANSACTIONS
Cost recoveries for administrative and other services	26	CAD 34	40	CAD 53
Outstanding receivables from affiliates	$ 22		$ 22		CAD 29